Revenues (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Revenues
Schedule of revenues by type
	Nine Months Ended May 31
	2025	2024

IP Licensing	$522,000	$373,990
B2B	9,923	5,388
Other	-	900
Total	$531,923	$380,278

	Year Ended August 31,
	2024	2023
IP Licensing	$457,990	$146,800
B2B	5,388	44,167
Other	900	35,241
Total Revenue	$464,278	$226,208